Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Costs Incurred for Property Acquisitions, Exploration and Development Activities (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated entities [member]
Costs Incurred Oil and Gas Property Acquisition Exploration and Development Activities [line items]
Exploration costs	¥ 43,659	¥ 35,164	¥ 32,569
Development costs	187,696	159,681	128,700
Total	231,355	194,845	161,269
Consolidated entities [member] | Mainland China [member]
Costs Incurred Oil and Gas Property Acquisition Exploration and Development Activities [line items]
Exploration costs	41,687	33,618	31,585
Development costs	166,321	134,634	110,104
Total	208,008	168,252	141,689
Consolidated entities [member] | Other countries [member]
Costs Incurred Oil and Gas Property Acquisition Exploration and Development Activities [line items]
Exploration costs	1,972	1,546	984
Development costs	21,375	25,047	18,596
Total	23,347	26,593	19,580
Equity method investments [member]
Costs Incurred Oil and Gas Property Acquisition Exploration and Development Activities [line items]
Total	2,178	3,114	2,503
Equity method investments [member] | Other countries [member]
Costs Incurred Oil and Gas Property Acquisition Exploration and Development Activities [line items]
Total	¥ 2,178	¥ 3,114	¥ 2,503